Net income / (loss) per share attributable to the Company - Summary of net income / (loss) per share attributable to the Company (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2024 shares
Restricted Stock Units (RSUs)
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Weighted Average Number of Shares, Restricted Stock	1,012,396